UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5235

Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Value Fund, Inc. (NCA)
	November 30, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.5% (4.5% of Total Investments)
$ 385	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	$ 379,329
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
5,940	5.750%, 6/01/47	6/17 at 100.00	BB–	5,545,406
3,500	5.125%, 6/01/47	6/17 at 100.00	BB–	2,958,270
3,570	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	3,192,294
	Bonds, Series 2007A-2, 5.300%, 6/01/37
13,395	Total Consumer Staples			12,075,299
	Education and Civic Organizations – 0.4% (0.4% of Total Investments)
140	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	147,260
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
95	5.000%, 11/01/21	11/15 at 100.00	A2	103,446
125	5.000%, 11/01/25	11/15 at 100.00	A2	135,370
700	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	804,097
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,060	Total Education and Civic Organizations			1,190,173
	Health Care – 16.4% (16.3% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s
	Hospital – San Diego, Series 2011:
560	5.000%, 8/15/31	8/21 at 100.00	A+	627,245
670	5.250%, 8/15/41	8/21 at 100.00	A+	748,524
5,365	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	6,009,927
	5.250%, 11/15/46 (UB)
1,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,226,270
	6.000%, 8/15/42
3,870	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	BBB	4,128,090
	of Central California, Series 2007, 5.250%, 2/01/27
560	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	599,564
	West, Series 2005A, 5.000%, 3/01/35
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,043,940
	System, Series 2007A, 5.125%, 7/15/31
3,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds,	7/17 at 100.00	AA–	3,378,600
	Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured
1,460	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	1,634,572
	Series 2001C, 5.250%, 8/01/31
2,500	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	2,750,775
	Series 2007A, 4.750%, 4/01/33
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	3,052,761
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,890	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	2,070,060
	2005A, 5.000%, 11/15/43
1,615	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,667,326
	2005A, 5.000%, 12/01/22
1,525	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	1,808,254
	2008A, 8.250%, 12/01/38
2,940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	3,390,790
	6.750%, 11/01/39
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	3,198,149
	6.000%, 11/01/41
1,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	2,210,758
	7.500%, 12/01/41
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	3,371,430
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	A	1,050,370
39,315	Total Health Care			43,967,405
	Housing/Multifamily – 2.2% (2.2% of Total Investments)
1,035	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,160,380
	Series 2010A, 6.400%, 8/15/45
1,060	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,140,825
	Series 2012A, 5.500%, 8/15/47
2,370	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds,	1/13 at 100.00	N/R	2,371,351
	Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
1,265	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile	1/13 at 100.00	N/R	1,266,202
	Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28
5,730	Total Housing/Multifamily			5,938,758
	Housing/Single Family – 0.9% (0.9% of Total Investments)
2,125	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%,	12/16 at 100.00	AA	2,214,463
	12/01/42 (Alternative Minimum Tax)
145	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	151,727
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,270	Total Housing/Single Family			2,366,190
	Long-Term Care – 3.7% (3.7% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds,
	Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A–	1,908,183
2,130	5.600%, 8/15/34	8/14 at 100.00	A–	2,195,242
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds,	8/18 at 100.00	A–	4,385,520
	The Insitute on Aging, Series 2008A, 5.650%, 8/15/38
1,470	California Statewide Community Development Authority, Certificates of Participation, Internext	2/13 at 100.00	BBB	1,475,939
	Group, Series 1999, 5.375%, 4/01/17
9,450	Total Long-Term Care			9,964,884
	Tax Obligation/General – 16.6% (16.5% of Total Investments)
415	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/20	2/14 at 100.00	A1	437,090
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,500	6.000%, 4/01/38	4/19 at 100.00	A1	3,106,550
1,000	6.000%, 11/01/39	11/19 at 100.00	A1	1,263,540
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	2,415,560
	California State, General Obligation Bonds, Various Purpose Series 2011:
3,520	5.000%, 9/01/41	9/21 at 100.00	A1	4,071,443
4,000	5.000%, 10/01/41	10/21 at 100.00	A1	4,631,880
	California State, General Obligation Bonds, Various Purpose Series 2012:
1,000	5.250%, 2/01/28	2/22 at 100.00	A1	1,231,900
4,000	5.000%, 4/01/42	4/22 at 100.00	A1	4,659,440
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	Aa2	1,712,940
	5.000%, 7/01/24 – FGIC Insured
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%,	No Opt. Call	Baa1	2,240,380
	7/01/20 – NPFG Insured
270	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	297,583
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
11,875	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/36 at 100.00	Aa1	6,824,443
	Election 2010 Series 2011A, 0.000%, 9/01/41
1,320	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation	8/18 at 100.00	Aa3	1,552,874
	Bonds, Series 2010B, 5.500%, 8/01/35
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation,	No Opt. Call	Aa2	10,001,743
	Election 2004, Series 2010D, 0.000%, 8/01/42
56,260	Total Tax Obligation/General			44,447,366
	Tax Obligation/Limited – 20.0% (19.8% of Total Investments)
1,000	Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds, Artesia Redevelopment	6/15 at 100.00	BBB+	1,015,760
	Project Area, Series 2007, 5.375%, 6/01/27
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,
	Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	10/13 at 100.00	N/R	3,001,680
1,000	5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	N/R	965,440
2,400	Calexico Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Central	8/13 at 102.00	A–	2,464,320
	Business and Residential District Project, Series 2003C, 5.000%, 8/01/28 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,213,880
	2009G-1, 5.750%, 10/01/30
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	2,468,840
	2009-I, 6.375%, 11/01/34
340	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	353,617
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A–	1,034,668
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series	9/17 at 100.00	N/R	1,053,010
	2007A, 5.000%, 9/01/23 – AMBAC Insured
750	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation Refunding	4/13 at 100.00	A–	754,395
	Bonds, 1997 Series A, 5.500%, 10/01/27
675	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	697,376
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
150	5.000%, 9/01/26	9/16 at 100.00	N/R	154,875
355	5.125%, 9/01/36	9/16 at 100.00	N/R	364,656
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	A	2,593,775
	5.000%, 6/01/31 – NPFG Insured
750	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	BBB+	852,983
	Project Areas Housing Programs, Series 2009, 6.000%, 8/01/24
615	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	635,461
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
795	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A,	3/13 at 103.00	N/R	816,075
	5.650%, 9/02/13
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,045	5.250%, 9/01/22 – AMBAC Insured	9/14 at 100.00	N/R	1,078,106
1,145	5.250%, 9/01/23 – AMBAC Insured	9/14 at 100.00	N/R	1,178,720
1,255	5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	N/R	1,285,923
370	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	472,028
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
140	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	166,137
	Project, Series 2011, 6.750%, 9/01/40
420	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A–	423,591
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
5,910	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds,	2/13 at 100.00	AA–	5,924,302
	Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29 – AGM Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
125	6.000%, 9/01/33	3/13 at 103.00	N/R	129,136
275	6.125%, 9/01/41	3/13 at 103.00	N/R	284,012
1,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	1,249,351
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
440	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	514,056
	2011A, 5.750%, 9/01/30
290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	295,841
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
80	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	92,374
	Area, Series 2011B, 6.500%, 10/01/25
5,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2004A,	10/14 at 100.00	A–	5,035,850
	5.000%, 10/01/37 – SYNCORA GTY Insured
360	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	368,042
	8/01/25 – AMBAC Insured
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,190,920
	Series 2012A, 5.000%, 4/01/42
65	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	78,940
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
65	7.000%, 8/01/33	2/21 at 100.00	BBB	77,243
80	7.000%, 8/01/41	2/21 at 100.00	BBB	93,838
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/13 at 100.00	AA	2,761,055
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
400	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	BBB	410,008
590	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	BBB	606,514
780	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	794,898
	Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
910	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series	4/17 at 100.00	AA+	1,040,449
	2007A, 5.000%, 4/01/36 – AMBAC Insured
110	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	123,880
	7.000%, 10/01/26
1,000	Simi Valley, California, Certificates of Participation, Series 2004, 5.000%, 9/01/24 –	9/14 at 100.00	A+	1,055,080
	AMBAC Insured
1,420	Tehachapi Redevelopment Agency, California, Tax Allocation Bonds, Series 2007, 5.250%,	12/17 at 100.00	BBB–	1,420,000
	12/01/37 – RAAI Insured
1,925	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	N/R	1,985,926
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
875	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	3/13 at 100.00	N/R	875,928
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	7/14 at 100.00	A–	1,815,116
	5.375%, 7/01/21 – AMBAC Insured
190	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	232,722
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
51,210	Total Tax Obligation/Limited			53,500,797
	Transportation – 3.8% (3.7% of Total Investments)
2,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,867,250
	2006, 5.000%, 4/01/31 (UB)
5,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	5,702,620
	Bonds, Series 1999, 5.875%, 1/15/27
1,250	Fresno, California, Airport Revenue Bonds, Series 2000A, 5.500%, 7/01/30 – AGM Insured	1/13 at 100.00	AA–	1,252,550
215	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	215,404
	Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)
9,465	Total Transportation			10,037,824
	U.S. Guaranteed – 16.0% (15.9% of Total Investments) (4)
5,010	Burbank Redevelopment Agency, California, Tax Allocation Bonds, Golden State Redevelopment	12/13 at 100.00	N/R (4)	5,271,322
	Project, Series 2003, 5.750%, 12/01/33 (Pre-refunded 12/01/13) – FGIC Insured
1,480	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,648,498
	Series 2005AD, 5.000%, 12/01/22 (Pre-refunded 6/01/15) – AGM Insured
	California State, General Obligation Bonds, Series 2004:
85	5.000%, 2/01/20 (Pre-refunded 2/01/14)	2/14 at 100.00	Aaa	89,665
2,845	5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	3,032,827
2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	Aaa	2,820,790
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
1,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	Aaa	1,301,634
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
2,750	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing	9/13 at 100.00	AA– (4)	2,845,783
	Program, Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/28
	(Pre-refunded 9/01/13) – AGM Insured
3,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	3,101,130
	5.250%, 2/01/27 (Pre-refunded 8/01/13) – FGIC Insured
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	8,291,690
	Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)
20,415	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AA+ (4)	13,745,214
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)
625	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA– (4)	758,556
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
48,105	Total U.S. Guaranteed			42,907,109
	Utilities – 7.7% (7.6% of Total Investments)
2,445	California Statewide Community Development Authority, Certificates of Participation Refunding,	2/13 at 100.00	N/R	2,417,249
	Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,249,514
	2007A, 5.500%, 11/15/37
21,500	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A	11,793,824
	Series 2008B, 0.000%, 9/01/23
605	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	627,494
	9/01/31 – SYNCORA GTY Insured
3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	2/13 at 100.00	Ba1	3,484,401
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
29,820	Total Utilities			20,572,482
	Water and Sewer – 8.6% (8.5% of Total Investments)
1,500	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%,	8/16 at 100.00	AA–	1,672,890
	8/01/36 – NPFG Insured
410	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	453,243
	5.000%, 4/01/36 – NPFG Insured
500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AA+	519,435
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – AGM Insured
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/17 at 100.00	AA	5,691,750
	2007A-2, 5.000%, 7/01/44 – AMBAC Insured
	Madera Irrigation District, California, Water Revenue Refunding Bonds, Series 2008:
1,850	5.500%, 1/01/33	1/18 at 100.00	A–	2,055,091
3,000	5.500%, 1/01/38	1/18 at 100.00	A–	3,320,670
5,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization	7/17 at 100.00	AAA	5,782,350
	Series 2007A, 5.000%, 7/01/37
3,500	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	A+	3,531,255
	Project, Series 2003, 5.625%, 7/01/43
20,760	Total Water and Sewer			23,026,684
$ 286,840	Total Investments (cost $239,435,713) – 100.8%			269,994,971
	Floating Rate Obligations – (1.7)%			(4,490,000)
	Other Assets Less Liabilities – 0.9%			2,449,922
	Net Assets – 100%			$ 267,954,893

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$269,994,971	$—	$269,994,971
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/ Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any.
To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $234,928,496.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$30,833,833
Depreciation	(255,150)
Net unrealized appreciation (depreciation) of investments	$30,578,683

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013